Acquisitions, Development and Divestitures	6 Months Ended
Jun. 30, 2015
Acquisitions, Development and Divestitures
7.	Acquisitions, Development and Divestitures

Acquisitions

Talen Energy from time to time evaluates opportunities for potential acquisitions, divestitures and development projects. Development projects are periodically reexamined based on market conditions and other factors to determine whether to proceed with the projects, sell, cancel or expand them, execute tolling agreements or pursue other options. Any resulting transactions may impact future financial results. See Note 4 to the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus for additional information.

Acquisition of RJS Power

On June 1, 2015, substantially contemporaneous with the spinoff by PPL to form Talen Energy, RJS Power was contributed by the Riverstone Holders to become a subsidiary of Talen Energy Supply in exchange for 44,974,658 shares of Talen Energy common stock. See Notes 1 and 4 for additional information on the spinoff and acquisition. In accordance with business combination accounting guidance, Talen Energy treated the combination with RJS Power as an acquisition and Talen Energy Supply is considered the acquirer of RJS Power. Accordingly, Talen Energy applied acquisition accounting to the assets acquired and liabilities assumed of RJS Power whereby the purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values as of June 1, 2015, with the remainder allocated to goodwill.

The total consideration for the acquisition was deemed to be $902 million based on the fair value of the Talen Energy common stock issued for the acquisition using the June 1, 2015 closing “when-issued” market price.

The following table summarizes the preliminary allocation of the purchase price to the fair values of the major classes of assets acquired and liabilities assumed, all of which represent non-cash activity excluded from the Statement of Cash Flows for the six months ended June 30, 2015.

Current assets (a)	$123
Assets of discontinued operations	412
PP&E	1,782
Other intangibles (b)	42
Current liabilities	(185)
Liabilities of discontinued operations	(25)
Long-term debt	(1,244)
Deferred income taxes	(321)
Other noncurrent liabilities (c)	(80)

Net identifiable assets acquired	504
Goodwill	398

Net assets acquired	$902

(a)	Includes gross contractual amount of the accounts receivable acquired of $28 million, which approximates fair value.
(b)	Includes $25 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
(c)	Includes $33 million for “out-of-the-money” coal contracts that will be amortized over the contract term as the coal is consumed.

The purchase price allocation is considered by Talen Energy’s management to be provisional and could change materially in subsequent periods. Any changes to the provisional purchase price allocation during the measurement period that result in material changes to the consolidated financial results will be adjusted retrospectively. The measurement period can extend up to a year from the date of acquisition, but Talen Energy expects to complete the purchase price allocation in the third quarter of 2015. The items pending finalization include, but are not limited to, the valuation of PP&E, intangible assets, certain liabilities, goodwill and deferred income taxes.

Goodwill recorded as a result of the acquisition primarily reflects synergies expected to be achieved related to the spinoff and acquisition. The goodwill is not expected to be deductible for income tax purposes and has been assigned provisionally to the East segment. No deferred taxes are expected to be recorded related to goodwill. See Note 15 for additional information related to goodwill.

Actual operating revenues and net income of RJS, since the June 1 acquisition, included in Talen Energy’s results for the period ended June 30, 2015 were:

	Six Months
	Operating Revenues	Net Income (a)
RJS actual for 2015	$102	$14

(a)	Includes the operating results of Sapphire, which are classified as discontinued operations.

Pro forma information for Talen Energy for the periods ended June 30, as if the acquisition had occurred January 1, 2014, is as follows:

	Six Months
	Operating Revenues	Income (Loss) After Tax from Continuing Operations
2015:
Pro forma	$2,303	$125
Basic and diluted earnings per share		0.97
2014:
Pro forma	603	(32)
Basic and diluted earnings per share		(0.25)

The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of Talen Energy. The pro forma financial information presented above has been derived from the historical condensed consolidated financial statements of Talen Energy and from the historical consolidated and combined financial statements of RJS Power.

The pro forma financial information presented above includes adjustments for (1) classifying Sapphire as discontinued operations (see Note 1 and “Discontinued Operations – Sapphire” below for additional information), (2) alignment of accounting policies, (3) incremental depreciation and amortization expense related to fair value adjustments to PP&E and identifiable intangible assets and liabilities, (4) incremental interest expense for outstanding borrowings to reflect the terms of the new syndicated credit facility, (5) nonrecurring items (discussed below), (6) the tax effect of the above adjustments and (7) the issuance of Talen Energy common stock in connection with the spinoff from PPL and the acquisition of RJS Power.

Nonrecurring acquisition, integration and other costs of $5 million directly related to the acquisition were incurred during the six months ended June 30, 2015, which are recorded in “Other operation and maintenance” on the Statements of Income. Adjustments were made in the calculation of pro forma amounts to remove the effect of these nonrecurring items and related income taxes. The pro forma financial information does not include adjustments for potential future cost savings.

Anticipated Acquisition of MACH Gen, LLC

In July 2015, Talen Energy announced an agreement to acquire all of the membership interests of MACH Gen, LLC for $1.175 billion (including assumed debt) subject to working capital adjustments. MACH Gen, LLC’s total generating capacity is approximately 2,500 MW. Talen Energy Supply has obtained a debt financing commitment sufficient to fund the cash purchase price (the “bridge facility”). The bridge facility will be used as a backstop in the event that alternative financing is not available at or prior to the closing of the acquisition. Financing for the acquisition may be secured or unsecured. The transaction is expected to close in 2015, pending regulatory approvals from the FERC, the DOJ, and the New York Public Service Commission.

Discontinued Operations

Sapphire

As described in Note 1, as part of the FERC approval of the combination with RJS Power as part of the spinoff transaction, certain assets are required to be disposed of under a mitigation plan. Under GAAP, assets acquired through a business combination that are immediately held for sale should be classified as a discontinued operation from the date of acquisition. The Sapphire portfolio is included in both of the packages being marketed to satisfy the mitigation requirements of the FERC order approving the combination with RJS Power and therefore meets the criteria for classification as assets and liabilities of discontinued operations on the Balance Sheets and as discontinued operations on the Statements of Income. See Note 1 for the Sapphire liabilities not included in liabilities of discontinued operations.

Following are the major classes of assets and liabilities of Discontinued Operations on the Balance Sheet as of June 30, 2015.

Current assets	$19
PP&E	375
Current liabilities	13
ARO liability	5

Following are the components of Discontinued Operations, since the June 1 acquisition, on the Statements of Income for the period ended June 30, 2015.

Six Months
Operating revenues	$8
Operating expenses	7
Income (loss) before income taxes	1
Income (loss) from Discontinued Operations (net of income taxes)	1

Talen Montana Hydro Sale

In November 2014, Talen Montana completed the sale to NorthWestern Corporation of 633 MW of hydroelectric generating facilities located in Montana for approximately $900 million in cash. The sale included 11 hydroelectric power facilities and related assets.

Following are the components of Discontinued Operations in the Statement of Income for the period ended June 30, 2014.

Six Months
Operating revenues	$70
Interest expense (a)	5
Income (loss) before income taxes (b)	9
Income (Loss) from Discontinued Operations (net of income taxes) (b)	3

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
(b)	Includes an impairment charge related to the Kerr Dam Project. See Note 13 for additional information.